Results for the Year - Staff costs (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Staff costs:
Number of business units | segment	1
Wages and salaries	$ 825,000	$ 1,123,000	$ 2,166,000
Social taxes and benefits	46,000	27,000	197,000
Share-based payments (Note 3.3)	2,145,000	6,170,000	7,082,000
Employee benefits expense	3,016,000	7,320,000	9,445,000
Wages and salaries	324,000	342,000	622,000
Severance benefits			117,000
Share-based payments	1,266,000	3,088,000	223,000
Total compensation paid to senior management personnel	1,590,000	3,430,000	962,000
Repurchase of equity awards	799,000	8,121,000	24,813,000
Research and development costs
Staff costs:
Share-based payments (Note 3.3)	625,000	1,547,000	4,852,000
Employee benefits expense	664,000	1,721,000	5,712,000
General and administrative costs
Staff costs:
Share-based payments (Note 3.3)	1,520,000	4,623,000	2,230,000
Employee benefits expense	2,352,000	5,599,000	3,733,000
Key Management Personnel
Staff costs:
Repurchase of equity awards	$ 253,000	$ 265,000	7,200,000
Certain terminated members of senior management
Staff costs:
Reversal of previously recognized share-based compensation			5,300,000
Reversal of expense related to hold vested options			1,300,000
Certain terminated employees
Staff costs:
Reversal of previously recognized share-based compensation			7,600,000
Reversal of expense related to hold vested options			$ 2,700,000